Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	$ 61,087	$ 56,093
Gross unrealized gains on FVOCI securities	75	69
Gross unrealized losses on FVOCI securities	(403)	(585)
Financial assets measured at fair value through other comprehensive income	60,759	55,577
Unrealized gain losses on FVOCI securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	61,643	56,618
Gross unrealized gains on FVOCI securities	123	100
Gross unrealized losses on FVOCI securities	(435)	(619)
Financial assets measured at fair value through other comprehensive income	61,331	56,099
Unrealized gain losses on FVOCI securities [member] | Canadian federal government [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	10,890	10,646
Gross unrealized gains on FVOCI securities	16	10
Gross unrealized losses on FVOCI securities	(9)	(17)
Financial assets measured at fair value through other comprehensive income	10,897	10,639
Unrealized gain losses on FVOCI securities [member] | Other Canadian governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	13,526	17,494
Gross unrealized gains on FVOCI securities	33	32
Gross unrealized losses on FVOCI securities	(74)	(74)
Financial assets measured at fair value through other comprehensive income	13,485	17,452
Unrealized gain losses on FVOCI securities [member] | U.S. Treasury and agencies [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	22,383	12,305
Gross unrealized gains on FVOCI securities	4	5
Gross unrealized losses on FVOCI securities	(223)	(351)
Financial assets measured at fair value through other comprehensive income	22,164	11,959
Unrealized gain losses on FVOCI securities [member] | Other foreign governments [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	5,632	7,048
Gross unrealized gains on FVOCI securities	21	21
Gross unrealized losses on FVOCI securities	(14)	(31)
Financial assets measured at fair value through other comprehensive income	5,639	7,038
Unrealized gain losses on FVOCI securities [member] | Mortgage backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	1,021	1,202
Gross unrealized gains on FVOCI securities		1
Gross unrealized losses on FVOCI securities	(43)	(40)
Financial assets measured at fair value through other comprehensive income	978	1,163
Unrealized gain losses on FVOCI securities [member] | Asset backed securities [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	944	375
Gross unrealized losses on FVOCI securities	(6)	(16)
Financial assets measured at fair value through other comprehensive income	938	359
Unrealized gain losses on FVOCI securities [member] | Corporate debt [member] | Debt Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	6,691	7,023
Gross unrealized gains on FVOCI securities	1
Gross unrealized losses on FVOCI securities	(34)	(56)
Financial assets measured at fair value through other comprehensive income	6,658	6,967
Unrealized gain losses on FVOCI securities [member] | Corporate equity [member] | Equity Securities [member]
Disclosure of financial assets [line items]
Amortised cost on FVOCI securities, Total	556	525
Gross unrealized gains on FVOCI securities	48	31
Gross unrealized losses on FVOCI securities	(32)	(34)
Financial assets measured at fair value through other comprehensive income	$ 572	$ 522